Consolidated Statements of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Activities
Net income/(loss)	CAD (1,523,403)	CAD 299,076	CAD 47,976
Non-cash items add/(deduct):
Depletion, depreciation, and accretion	507,257	566,674	593,203
Asset impairment	1,352,428
Changes in fair value of derivative instruments	169,336	(242,038)	35,088
Deferred income tax expense/(recovery)	(150,588)	132,830	30,753
Foreign exchange on debt and working capital (gain)/loss	160,791	68,202	19,747
Share-based compensation	19,587	13,486	9,213
Amortization of debt issue costs	922	968	793
Asset disposition (gain)/loss		2,798	(367)
Derivative settlement on senior notes	(43,229)	17,024	17,827
Asset retirement obligation expenditures	(14,935)	(19,409)	(16,606)
Changes in non-cash operating working capital	(12,830)	(52,414)	28,851
Cash flow from operating activities	465,336	787,197	766,478
Financing Activities
Proceeds from the issuance of shares	3,205	31,350	14,838
Cash dividends	(131,955)	(199,263)	(170,653)
Change in bank credit facility	6,626	(136,918)	(45,556)
Proceeds/(repayment) of senior notes	(103,198)	167,497	(46,814)
Derivative settlement on senior notes	43,229	(17,024)	(17,827)
Changes in non-cash financing working capital	(12,320)	263	368
Cash flow from financing activities	(194,413)	(154,095)	(265,644)
Investing Activities
Capital and office expenditures	(497,875)	(817,968)	(687,905)
Property and land acquisitions	(9,552)	(18,491)	(244,837)
Property divestments	286,614	203,576	365,135
Sale of marketable securities		13,300	2,482
Changes in non-cash investing working capital	(47,586)	(17,449)	60,604
Cash flow from investing activities	(268,399)	(637,032)	(504,521)
Effect of exchange rate changes on cash	2,938	2,976	1,477
Change in cash	5,462	(954)	(2,210)
Cash, beginning of year	2,036	2,990	5,200
Cash, end of year	CAD 7,498	CAD 2,036	CAD 2,990